Interest expense, net	12 Months Ended
Dec. 31, 2021
Interest Expense [Abstract]
Interest expense, net	Interest expense, net

Year ended December 31,	2021	2020
		Note 22
Credit Facility	$6,559	$8,189
Convertible debentures	5,148	3,299
Finance lease obligations	2,260	3,176
Mortgage	1,350	999
Promissory notes	450	664
Financing obligations	1,562	1,265
Amortization of deferred financing costs	1,064	1,091
Other interest expense	701	154
Interest expense	$19,094	$18,837
Other interest income	(62)	(181)
	$19,032	$18,656